Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005427
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,204	$ 10,519	$ 10,806	$ 10,822	$ 11,401	$ 11,814	$ 12,128	$ 12,486	$ 12,539	$ 12,804	$ 13,409	$ 12,563	$ 14,059	$ 14,751	$ 14,836	$ 15,655	$ 13,779	$ 15,675	$ 16,597	$ 18,497	$ 19,251	$ 20,335	$ 20,682	$ 21,925	$ 21,278	$ 18,787	$ 18,300	$ 19,307	$ 20,540	$ 21,489	$ 21,183	$ 22,942	$ 24,126	$ 24,566	$ 25,919	$ 25,853	$ 25,845	$ 27,488	$ 28,593	$ 29,083
C000005428
Account Value [Line Items]
Accumulated Value	10,000	10,193	10,504	10,782	10,790	11,355	11,759	12,058	12,406	12,450	12,707	13,297	12,453	13,923	14,596	14,672	15,467	13,604	15,467	16,364	18,220	18,955	20,004	20,334	21,539	20,889	18,434	17,944	18,916	20,111	21,027	20,717	22,419	23,560	23,970	25,279	25,202	25,180	26,757	27,816	28,268
C000166317
Account Value [Line Items]
Accumulated Value	500,000	510,176	526,337	540,702	541,686	570,826	591,700	607,407	625,532	628,406	641,894	672,408	630,265	705,517	740,176	744,686	785,971	692,128	787,481	834,025	929,868	968,000	1,022,746	1,040,722	1,103,445	1,071,228	946,236	922,073	972,826	1,035,346	1,083,464	1,068,407	1,157,482	1,217,576	1,240,111	1,308,740	1,306,065	1,306,065	1,389,841	1,446,068	1,470,805
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	504,841	518,121	540,907	563,676	596,049	614,023	642,092	682,784	678,383	704,764	754,971	646,994	737,854	768,069	776,999	847,685	670,521	818,221	893,559	1,024,747	1,089,787	1,179,583	1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	10,135	10,384	10,784	11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 506,739	$ 519,181	$ 539,180	$ 559,800	$ 593,758	$ 612,094	$ 639,518	$ 682,013	$ 676,835	$ 700,077	$ 754,058	$ 652,111	$ 741,111	$ 773,007	$ 786,135	$ 857,437	$ 689,397	$ 831,021	$ 905,227	$ 1,015,195	$ 1,077,883	$ 1,170,030	$ 1,176,840	$ 1,306,611	$ 1,246,526	$ 1,045,822	$ 994,758	$ 1,069,973	$ 1,150,189	$ 1,250,740	$ 1,209,798	$ 1,351,243	$ 1,493,879	$ 1,557,874	$ 1,649,579	$ 1,689,320	$ 1,617,149	$ 1,794,104	$ 1,939,867	$ 1,991,370